                 [Letterhead of Sutherland Asbill & Brennan]




                                 May 10, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

              RE:  WRL SERIES LIFE CORPORATE ACCOUNT
                   RULE 497(j) FILING (FILE NO. 333-57681)

Commissioners:

       On behalf of the above-referenced registrant, and in lieu of filing a prospectus pursuant to Rule 497(b) under the Securities Act of 1933, as amended, I hereby certify pursuant to Rule 497(j) that the form of prospectus that would have been filed would not have differed from the prospectus contained in the registrant's most recent post-effective amendment filed electronically with the Securities and Exchange Commission on April 28, 2000.

       Please contact the undersigned at 202-383-0261 if you have any questions about this filing.


                                            Sincerely,


                                            /s/ Lloyd F. Bernard
                                            Lloyd F. Bernard